Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income (loss)	$ 71,915	$ 123,015	$ (96,871)
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 11)	(91,837)	(39,538)	107,860
Equity income	(6,731)	0	0
Depreciation and amortization	200,242	194,631	187,710
Write down and loss on sale of vessels (note 18)	95,247	32,217	91,108
Deferred income tax expense (recovery) (note 12)	2,150	(8,808)	(614)
Amortization of in-process revenue contracts	(12,744)	(12,714)	(1,148)
Foreign currency exchange (gain) loss and other	(35,522)	15,260	3,820
Change in non-cash working capital items related to operating activities	51,999	(17,447)	(11,296)
Expenditures for dry docking	(19,332)	(19,122)	(26,407)
Net operating cash flow	255,387	267,494	254,162
FINANCING ACTIVITIES
Proceeds from long-term debt	1,140,237	318,645	457,530
Scheduled repayments of long-term debt	(266,874)	(146,162)	(110,694)
Prepayments of long-term debt	(466,781)	(445,698)	(125,562)
Debt issuance costs	(14,797)	(4,361)	(682)
Purchase of 49% interest in Teekay Offshore Operating L.P. (note 10c)			(386,267)
Purchase of VOC equipment from Teekay Corporation (note 10f)		(12,848)
Proceeds from issuance of common units (note 15)	119,588	265,393	420,146
Proceeds from issuance of preferred units (note 15)	150,000
Expenses relating to equity offerings	(5,837)	(8,164)	(222)
Cash distributions paid by the Partnership	(199,892)	(169,692)	(166,303)
Other	10,346	(3,120)	8,055
Net financing cash flow	231,865	(206,007)	35,318
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(455,578)	(87,408)	(148,480)
Purchase of equity investment in Itajai FPSO joint venture (net of cash acquired of $1.3 million) (note 10h and 14e)	(52,520)
Purchase of Piranema Spirit (note 17)			(161,851)
Proceeds from sale of vessels and equipment	27,986	35,235	13,354
Direct financing lease payments received	5,647	17,091	20,948
Net investing cash flow	(474,465)	(35,082)	(276,029)
Increase in cash and cash equivalents	12,787	26,405	13,451
Cash and cash equivalents, beginning of the year	206,339	179,934	166,483
Cash and cash equivalents, end of the year	219,126	206,339	179,934
Teekay Corporation [Member]
FINANCING ACTIVITIES
Purchase of vessels from Teekay Corporation (note 10g and 14e)	(234,125)		(60,683)
Purchase of VOC equipment from Teekay Corporation (note 10f)		$ (12,848)